THE CANANDAIGUA FUNDS

                            Supplement to Prospectus
                              Dated August 28, 2002




THIS SUPPLEMENT PROVIDES ADDITIONAL INFORMATION BEYOND THAT WHICH IS CONTAINED IN THE PROSPECTUS. PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER WITH THE PROSPECTUS.



The section entitled "PORTFOLIO MANAGER" on page 10 of this Prospectus is deleted in its entirety and replaced with the following:

                              PORTFOLIO MANAGEMENT

The portfolios of the Funds are managed by the Trust Department Investment Committee of the Investment Adviser.




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                              THE CANANDAIGUA FUNDS

                Supplement to Statement of Additional Information
                              Dated August 28, 2002






The section entitled "Interested Trustees"on page 7 of this Statement of Additional Information is deleted in its entirety.







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